Registration Nos. 33-44744
                                                                      811-1491

                 As filed with the Commission on July 25, 1997
                 ---------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.  ___     ___

                  Post-Effective Amendment No.  1       X

                                    and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                          Amendment No. 23       X

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             2727-A Allen Parkway
                           Houston, Texas 77019-2191
       (Address of Depositor's Principal Executive Officers) (Zip Code)
                                (713) 831-3632
              (Depositor's Telephone Number, including Area Code)

                            Steven A. Glover, Esq.
               Associate General Counsel and Assistant Secretary
                    American General Life Insurance Company
                  2727-A Allen Parkway, Houston, Texas 77019
                    (Name and Address of Agent for Service)

        Copies of all communications to Freedman, Levy, Kroll & Simonds
                   1050 Connecticut Avenue, N.W., Suite 825
                            Washington, D.C. 20036
                        Attention: Gary O. Cohen, Esq.

  Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

 |X|  Immediately upon filing pursuant to paragraph (b) of Rule 485
 |_|  On _____________________ pursuant to paragraph (b) of Rule 485
 |_|  60 days after filing pursuant to paragraph (a)(1) of Rule 485
 |_|  On _____________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number or amount of its securities under the Securities Act of 1933. That election was previously filed in Registrant's Form N-4 registration statement (File No. 2-26414 and File No. 811-1491.) Registrant filed a Rule 24f-2 Notice on February 28, 1997 for its most recent fiscal year ended December 31, 1996.

                       PURPOSE AND CONTENT OF AMENDMENT

The sole purpose of this amendment is to include the representation required by Section 26(e)(2)(A) of the Investment Company Act of 1940. Except for that requirement, the Registrant, in reliance on the no-action letter issued by the Division of Investment Management to Great-West Life and Annuity Insurance Company (pub. avail. Oct 23, 1990), would not be filing this amendment.

Except for the facing sheet, this page and the signature page, Registrant does not intend for this amendment to delete or amend any document or other information included in the Registration Statement, and, to the extent necessary, hereby incorporates any such document or information herein by reference.


                                    PART C

                               OTHER INFORMATION

ITEM 32.   UNDERTAKINGS


REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

American General Life Insurance Company ("AGL") represents that the fees and charges deducted under the Contracts comprehended by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AGL under the Contracts. AGL bases its representation on its assessment of all of the facts and circumstances, including such relevant factors, as: the nature and extent of such services, expenses and risks; the need for AGL to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b), for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 24th day of July, 1997.

AMERICAN GENERAL LIFE INSURANCE           AMERICAN GENERAL LIFE INSURANCE
  COMPANY SEPARATE ACCOUNT D                         COMPANY
        (Registrant)                               (Depositor)

By: /s/ROBERT F. HERBERT, JR.                By:/s/ROBERT F. HERBERT, JR.
    -------------------------------             -------------------------------
     ROBERT F. HERBERT, JR.                     ROBERT F. HERBERT, JR.
     Senior Vice President of                   Senior Vice President
     American General Life
     Insurance Company

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following officers and directors of American General Life Insurance Company in the capacities and on the dates indicated.

         Signature                          Title                          Date
        -----------                        -------                        ------
 RODNEY O. MARTIN, JR.*            Principal Executive Officer         July 24, 1997
 --------------------------
 (Rodney O. Martin, Jr.)

 ROBERT F. HERBERT, JR.*             Principal Financial and           July 24, 1997
 --------------------------           Accounting Officer
 (Robert F. Herbert, Jr.)

      Directors
     -----------
                                                          JOHN V. LaGRASSE*
 --------------------------                               -------------------------
 (Robert M. Devlin)                                       (John V. LaGrasse)

 MICHAEL G. ATNIP*                                        RODNEY O. MARTIN, JR.*
 --------------------------                               -------------------------
(Michael G. Atnip)                                        (Rodney O. Martin, Jr.)

 DAVID A. FRAVEL*                                         JON P. NEWTON*
 --------------------------                               -------------------------
 (David A. Fravel)                                        (Jon P. Newton)

 ROBERT F. HERBERT, JR.*                                  PETER V. TUTERS*
 --------------------------                               -------------------------
 (Robert F. Herbert, Jr.)                                 (Peter V. Tuters)

 /s/STEVEN A. GLOVER
 --------------------------------------
 *By Steven A. Glover, Attorney-in-Fact                   July 24, 1997